Equity (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Shareholders Equity [Line Items]
Schedule of Movements in Shares as Result of Merger

The following table sets forth the movements in the number of shares of the Company as a result of the merger:

Number of outstanding shares of the Company prior the Merger			49,092,772,762

	Number of shares	Share exchange ratio	Number of shares
New shares issued (1):
Exchange of shares with minority shareholders of Endesa Américas	3,282,265,786	28.0	9,190,344,201
Exchange of shares with minority shareholders of Chilectra Américas	10,464,606	4	41,858,424
Total new shares issued	3,292,730,392		9,232,202,625

Repurchase of shares (2):
Withdrawal right exercised by the minority shareholders of the Company	(119,185,929)		(119,185,929)
Withdrawal right exercised by the minority shareholders of Endesa Américas	(3,706,909)	2.8	(10,379,345)
Withdrawal right exercised by the minority shareholders of Chilectra Américas	(65,035)	4	(260,140)
Remaining shares for exchange of shares			(4,278)
Total repurchase of shares	(122,957,873)		(129,829,692)

Tender Offer of Endesa Américas (3):
Purchased shares	(265,180,064)	2.8	(742,504,179)
Total Tender Offer of Endesa Américas	(265,180,064)		(742,504,179)

Number of outstanding shares of the Company after the Merger			57,452,641,516

Total number of shares - Issued Capital			58,324,975,387
Total number of shares - Treasury Shares			(872,333,871)
Number of outstanding shares of the Company after the Merger			57,452,641,516
(1)

On December 29, 2016, a total of 9,232,202,625 new shares of the Company as a result of the Merger were registered with the Chilean Stock Register. The total amount for the issuance of new shares was ThUS$1,553,687.

(2)	The total amount paid for the shares repurchased was ThUS$21,517.
(3)	The total amount paid for the shares of Endesa Américas purchased in the Tender Offer was ThUS$118,113.

Summary of Dividends Paid

The following table sets forth the dividends paid in the last three years:

Dividend No.	Type of Dividend	Payment Date	Dolar per Share	Charged to
90	Interim	01-30-2015	0.001330	2014
91	Final	05-25-2015	0.008860	2014
92	Interim	01-29-2016	0.001740	2015
93	Final	05-24-2016	0.004910	2015
94	Interim	01-27-2017	0.001420	2016
95	Final	05-26-2017	0.003590	2016
96	Interim	01-26-2018	0.001000	2017
97	Final	05-25-2018	0.005170	2017
98	Interim	01-25-2019	0.001340	2017

Summary of Foreign Currency Translation Differences Attributable to Shareholders

The following table sets forth foreign currency translation differences attributable to the shareholders of the Company for the years ended December 31, 2018, 2017 and 2016:

Reserves for Accumulated	Balance as of December 31,
Currency Translation Differences	2018 ThUS$	2017 ThUS$	2016 ThUS$
Empresa Distribuidora Sur S.A.	(378,929)	(128,320)	(151,019)
Compañía Distribuidora y Comercializadora de Energía S.A.	115,658	149,973	211,975
Enel Distribución Perú S.A.	38,887	63,180	59,666
Dock Sud	(63,680)	(21,517)	(19,800)
Enel Brasil S.A.	(1,133,980)	(529,654)	(646,185)
Enel Generación Costanera S.A.	(42,260)	(9,381)	(9,543)
Emgesa S.A. E.S.P.	(33,476)	17,908	22,187
Enel Generación El Chocón S.A.	(239,155)	(126,421)	(110,183)
Enel Peru S.A	191,047	—	—
Enel Generacion Perú S.A	(110,613)	125,588	115,350
Enel Generación Piura S.A.	4,926	12,984	11,769
Other	(14,534)	(8,335)	(4,688)
Foreign currency translation (1)		—	(2,089,877)

TOTAL	(1,666,109)	(453,995)	(2,610,348)

Summary of Other Reserves Within Equity

Other reserves for the years ended December 31, 2018, 2017 and 2016, are as follows:

	Balance as of January 1, 2018	2018 changes	Balance as of December 31, 2018
	ThUS$	ThUS$	ThUS$

Exchange differences on translation (a)	(453,995)	(1,212,114)	(1,666,109)
Cash flow hedges (b)	(3,472)	(1,622)	(5,094)
Fair value through other comprehensive income	(175)	(222)	(397)
Other miscellaneous reserves (c)	(3,408,922)	199,639	(3,209,283)
TOTAL	(3,866,564)	(1,014,319)	(4,880,883)

	Balance as of January 1, 2017	2017 changes	Balance as of December 31, 2017
	ThUS$	ThUS$	ThUS$

Exchange differences on translation (a)	(388,942)	(65,053)	(453,995)
Cash flow hedges (b)	(11,423)	7,951	(3,472)
Fair value through other comprehensive income	227	(402)	(175)
Other miscellaneous reserves (c)	(3,364,559)	(44,363)	(3,408,922)
TOTAL	(3,764,697)	(101,867)	(3,866,564)

	Balance as of January 1, 2016	2016 changes	Balance as of December 31, 2016
	ThUS$	ThUS$	ThUS$

Exchange differences on translation (a)	(3,165,288)	554,940	(2,610,348)
Cash flow hedges (b)	(7,649)	3,223	(4,426)
Available-for-sale financial assets	(256)	473	217
Other comprehensive income from non-current assets held for distribution to owners	(171,638)	171,638	—
Other miscellaneous reserves (c)	(4,659,748)	566,486	(4,093,262)
TOTAL	(8,004,579)	1,296,760	(6,707,819)

a)

Reserves for exchange differences on translation: These reserves arise primarily from exchange differences relating to: (i) Translation of the financial statements of our subsidiaries with functional currencies other than the US$ dollar (see Note 2.7.3); and (ii) Translation of goodwill arising from the acquisition of companies with functional currencies other than the US$ dollar (see Note 4.c).

b)	Cash flow hedge reserves: These reserves represent the cumulative effective portion of gains and losses on cash flow hedges (see Note 4.g.5).
c)	Other miscellaneous reserves.

Summary of Non-controlling Interests

The detail of non-controlling interests as of and for the years ended December 31, 2018, 2017 and 2016, is as follows:

	Non-controlling interests
		Equity		Profit (Loss)
Companies	12-31-2018%	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$
Enel Distribución Río S.A. (formerly Ampla Energía S.A.)	0.27%	2,471	3,746	128	(111)	(228)
Enel Distribución Ceará S.A. (formerly Coelce S.A.)	26.00%	204,985	218,722	26,409	35,633	29,509
Enel Distribucion Sao Paulo	4.12%	68,083	—	907	—	—
Compañía Distribuidora y Comercializadora de Energía S.A.	51.59%	439,727	457,800	106,363	108,928	86,463
Emgesa S.A. E.S.P.	51.52%	675,574	667,440	178,045	154,744	127,261
Enel Distribución Peru S.A.A	16.85%	104,792	98,590	17,601	23,249	22,250
Enel Generación Peru S.A.A	16.40%	128,863	156,731	25,177	22,647	12,776
Chinango S.A.C.	33.12%	36,158	22,163	6,836	3,810	5,143
Empresa Distribuidora Sur S.A.	27.91%	177,338	2,356	25,609	3,135	(8,604)
Enel Generacion Costanera S.A.	24.38%	34,353	10,187	22,248	4,792	4,061
Enel Generacion El Chocón S.A.	34.31%	102,131	72,893	31,031	30,138	15,276
Inversora Dock Sud S.A.	42.86%	60,390	38,147	12,027	13,984	5,947
Central Dock Sud S.A.	29.76%	59,687	37,432	11,921	13,826	5,842
Enel Distribución Chile S.A.	0.00%	—	—		—	405
Chilectra Américas S.A.	0.00%	—	—		—	123
Enel Generación Chile S.A.	0.00%	—	—		—	71,544
Endesa Américas S.A. (2)	0.00%	—	—		—	66,618
Empresa Eléctrica Pehuenche S.A.	0.00%	—	—		—	1,777
Enel Generacion Piura S.A.	3.50%	4,924	4,529	613	613	795
Enel Distribucion Goias	0.12%	1,033	743	313	12	—
Other		7,383	6,557	449	2,071	1,416
TOTAL		2,107,892	1,798,036	465,677	417,471	448,374

Other miscellaneous reserves
Disclosure Of Shareholders Equity [Line Items]
Summary of Other Reserves Within Equity

The main items and their effects are the following:

Other Miscellaneous Reserves	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$

Reserve for capital increase in 2013 (1)	(1,345,368)	(1,345,368)	(1,908,106)
Reserve for corporate reorganization (“Spin-off”) (2)	716,712	716,712	691,210
Reserve for subsidiaries transactions (3)	(439,290)	(439,290)	(508,682)
Reserve for transition to IFRS (4)	(1,490,605)	(1,490,604)	(1,567,941)
Reserve for merger of Enel Américas, Endesa Américas and Chilectra Américas (5)	(730,748)	(730,748)	(725,018)
Reserve for Tender Offer of Endesa Américas and withdrawal rights (6)	(57,101)	(57,100)	(56,653)
Other miscellaneous reserves (7)	137,117	(62,524)	(18,072)

Total	(3,209,283)	(3,408,922)	(4,093,262)
(1)	Reserve originated from the capital increase that the Company made during the first quarter of 2013.
(2)

Reserve for corporate reorganization (Spin-Offs of companies) completed on March 1, 2016. Corresponds to the effects from the reorganization of the Company and the separation of the Chilean business into a new entity, Enel Chile S.A. (see Note 6.1).

(3)

Reserve from transactions with our subsidiaries. Corresponds to the effect of purchases of equity interests in subsidiaries that were accounted for as transactions between entities under common control.

(4)

Reserve for transition to IFRS. In accordance with Official Bulletin No. 456 from the SVS (Superintendencia de Valores y Seguros de Chile), included in this line item is the price-level restatement of paid-in capital from the date of transition to IFRS, January 1, 2004, to December 31, 2008.

(5)

Reserve for merger of Endesa Américas and Chilectra Américas with and into the Company, completed on December 1, 2016. Represents the recognition of the difference between the capital increase in the Company and the carrying amount of the non-controlling interests that became part of the equity attributable to the equity owners of Enel Américas after completion of the Merger. The difference between the fair market value of the consideration received or paid and the amount by which the non-controlling interests is adjusted is being recognized in equity attributable to the owners of Enel Américas.

(6)

Reserve for Tender Offer of Endesa Américas and withdrawal rights. Represents the recognition of the difference between the carrying amount and the price paid for the non-controlling interests acquired in the Tender Offer, which resulted in a charge to other reserves for ThUS$56,578. Also, includes ThUS$523 related to recognition of the difference between the carrying amount and the price paid for the shares of those shareholders who exercised their withdrawal rights.

(7)	Other miscellaneous reserves from transactions made in prior years.